Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2023
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.

Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of Diana Shipping Inc., or DSI,
and

its

wholly owned

subsidiaries (collectively,

the

“Company”). DSI

was formed

on
March 8, 1999
,

as
Diana

Shipping

Investment

Corp.,

under

the

laws

of

the

Republic

of

Liberia.

In

February

2005,

the
Company’s

articles

of

incorporation

were

amended.

Under

the

amended

articles

of

incorporation,

the
Company

was

renamed

Diana

Shipping

Inc.

and

was

re-domiciled

from

the

Republic

of

Liberia

to

the
Republic of the Marshall Islands.
The Company

is engaged

in the ocean

transportation of

dry bulk

cargoes worldwide

through the ownership
and

bareboat charter

in of

dry bulk

carrier vessels.

The Company

operates its

own fleet

through Diana
Shipping Services

S.A. (or

“DSS”), a

wholly owned

subsidiary and

through Diana

Wilhelmsen Management
Limited,

or

DWM,

a
50
%

owned

joint

venture

(Note

4(a)).

The

fees

paid

to

DSS

are

eliminated

in
consolidation.